PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediati on - Motor	Restructuring	Property	Other - restructuri ng and specific provisions	ECL on undrawn facilities and guarantees	Regulatory levies and fees	Bank Levy	Litigation and other regulatory	Customer remediati on - other	Other - fraud and operational losses	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	461	21	31	10	83	6	21	41	7	7	688
Additional provisions	179	95	9	85	6	84	–	–	–	47	505
Provisions released	–	–	–	(2)	(3)	–	–	–	–	–	(5)
Utilisation and other	(17)	(44)	(5)	(92)	1	(18)	(59)	(6)	(1)	(51)	(292)
Reclassification from provisions to other assets	–	–	–	–	–	–	59	–	–	–	59
At 30 June 2026	623	72	35	1	87	72	21	35	6	3	955
Income statement line	Restructuring and specific provisions				Credit impairment charges	Regulatory fees and levies		Operating expenses